GIBSON, DUNN & CRUTCHER LLP
LAWYERS

A REGISTERED LIMITED LIABILITY PARTNERSHIP
INCLUDING PROFESSIONAL CORPORATIONS

200 Park Avenue, New York, New York 10166-0193
(212) 351-4000

www.gibsondunn.com

April 19, 2005

(212) 351-4000	C 92365-00012

(212) 351-4035

VIA EDGAR AND HAND DELIVERY

Max A. Webb
Assistant Director
Division of Corporate Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0409

Re:	TBS International Limited Registration Statement on Form S-1, filed March 7, 2005 File No. 333-123157

Dear Mr. Webb:

On behalf of TBS International Limited, this letter responds to your letter, dated April 5, 2005, regarding the Registration Statement on Form S-1 (the "Registration Statement"), filed on March 7, 2005 and Amendment No. 1 thereto, filed on March 8, 2005. Each of your comments is set forth below, followed by the corresponding response. The page references in our responses are to the revised prospectus included in Amendment No. 2 to the Registration Statement ("Amendment No. 2"), which is being filed today by electronic submission.

In addition to responding to the Staff's comments, we invite the Staff's attention to the fact that the company is revising the disclosure in the Registration Statement to reflect its decision to reduce the possibility of conflicts of interest by acquiring the outstanding capital stock of two of the affiliated service companies, Roymar Ship Management, Inc. and TBS Shipping Services Inc. After the completion of the offering, these two corporations will be wholly-owned subsidiaries of TBS International Limited.

General

Comment 1

In the event of a delay in the effectiveness of the Company's Form S-1 registration statement, please update the financial statements and related disclosures as required by Rule 3-12 of Regulation S-X.

Response 1

We note the Staff's comment and, in the event of a delay in the effectiveness of the Registration Statement, the company will update the financial statements and related disclosures as required by Rule 3-12 of Regulation S-X.

Comment 2

Please include a currently dated consent of the Independent Registered Public Accounting Firm in any future amendments to your Form S-1 registration statement.

Response 2

We note the Staff's comment. We have included currently dated consents of the Independent Registered Public Accounting Firm in Amendment No. 2 and will include currently dated consents in any future amendment to the Registration Statement.

Comment 3

Please revise the registration fee table to include columns disclosing the amount of securities to be registered and the proposed maximum offering price per unit.

Response 3

The company respectfully requests to defer providing the requested disclosure until a later filing of a pre-effective amendment to the registration statement. The company has chosen to calculate the registration fee on the basis of the maximum aggregate offering price of all the listed securities pursuant to Rule 457(o). The company will file a pre-effective amendment, prior to circulating preliminary prospectuses, which will specify the number of shares being offered and will set forth the range of the anticipated initial offering price to the public.

Comment 4

Please provide us with any artwork that you intend to use. The inside front cover artwork should be clear illustrations of your product or business with concise language describing the illustrations. Artwork that does not convey the business purpose and language that strays beyond a limited scope will not be appropriate inside the front cover. Please refer to Section VIII of the Division of Corporation Finance March 31, 2001 Current Issues and Rulemaking Projects Quarterly Update available at www.sec.gov.

Response 4

We note the Staff's comment. The company will supplementally provide the Staff with any artwork that the company intends to use to illustrate its business and with concise descriptions of the illustrations as soon as such material is available and with sufficient time for the Staff's review prior to the circulation of any preliminary prospectus.

Comment 5

Please include an estimate of the range of the maximum offering price and the maximum number of shares to be sold in any preliminary prospectus you circulate. See Instruction 1.(A) to Item 501(b)(3) of Regulation S-K.

Response 5

We note the Staff's comment. The company will file a pre-effective amendment, prior to circulating any preliminary prospectuses, which will specify the number of shares being offered and will set forth the range of the anticipated initial offering price to the public.

Prospectus Summary, page 1

Comment 6

Please revise the summary to include the information contained in the first sentence of the last paragraph on page 20. The summary should explain why you have had such a rocky financial recent history.

Response 6

Page 5 has been revised to include the disclosure requested.

Established Presence in Niche Markets, page 2

Comment 7

Please revise to remove the unsubstantiable adjective "desirable" in the first sentence.

Response 7

Pages 2 and 61 have been revised to remove the adjective "desirable."

Risk Factors, page 8
The market value of our vessels may fluctuate significantly, page 11

Comment 8

Please revise the heading, if true, to clarify that the value is now at or near an all-time high.

Response 8

The heading and the risk factor on pages 11 and 12 have been revised to clarify that the value of the company's vessels is currently at an all-time high.

Comment 9

Also, if true, clarify that your debt agreements do contain covenants which sharply declining vessel values could cause you to breach.

Response 9

Page 12 has been revised to clarify that the company's debt agreements contain covenants that could be breached by a sharp decline in the value of its vessels.

The interest of our controlling shareholders, page 13

Comment 10

We note from your disclosure that James W. Bayley, Lawrence A. Blatte, Gregg L. McNelis, Captain Alkis N. Meimaris and Joseph E. Royce collectively, will beneficially own a majority of the issued and outstanding common stock of the Company and will be able to influence and determine the outcome of any shareholder vote. Please revise the footnotes to the financial statements to disclose the existence of this control relationship with respect to your outstanding common shares. Refer to the requirements of paragraph 2 of SFAS 57.

Response 10

Note 16 on page F-27 has been revised to disclose the existence of a control relationship with respect to the company's common shares.

Comment 11

For both this risk factor and the one following, clarify that the risk of self-dealing by management is compounded by your being subject to a foreign jurisdiction.

Response 11

Both risk factors on page 14 have been revised to include the disclosure requested.

In addition, we invite the Staff's attention to the disclosure throughout Amendment No. 2 reflecting the decision to reduce the potential for conflicts of interest by causing two of the three affiliated service companies to become wholly-owned subsidiaries.

Use of Proceeds, page 17

Comment 12

To the extent practicable, quantify the approximate number and type of vessels which you anticipate purchasing with the proceeds. If that is not possible, please supplementally explain why.

Response 12

The company represents that, because of fluctuations in the price of vessels, higher prices that other shipping companies might be willing to pay for vessels and the company's inability to predict the availability of suitable vessels, it is difficult to quantify the number and type of vessels to be purchased with the proceeds of the offering. Page 18 has been revised to provide as much specific information as the company can provide at this time. To the extent more information becomes available prior to the planned public offering, the Registration Statement will be revised to include the disclosure requested.

Comment 13

Revise the disclosure for compliance with Item 504 of Regulation S-K. To the extent any material portion could be used for the repayment of indebtedness, provide the disclosure required by Instruction 4 to Item 504.

Response 13

Because the company is unable to determine at this time the amount, if any, of the net proceeds that might be allocated to repay indebtedness, it is unable to specify the amount of debt that would be repaid. Page 18 has been revised to indicate the company's expectations that it may repay debt under its $22.5 million credit facility.

Capitalization, page 18

Comment 14

Please tell us and clarify in your capitalization disclosures whether the exercise of the warrants to purchase Class C shares and the conversion of all preference shares and all Class A, Class B and Class C common shares into a single class of common shares is expected to occur prior the planned public offering. If so, please revise your audited balance sheet to include a pro forma balance sheet alongside the Company's historical balance sheet for the latest period presented giving effect to the changes in capitalization that will occur prior to the Company's planned public offering. Additionally, pro forma earnings per share giving effect to the exercise of the warrants and conversion of the preference shares and Class A, Class B and Class C common shares into a single class of common shares should be presented for the latest fiscal year and any subsequent interim period presented. Your Summary Consolidated Financial and Operating Data on page 6 and your Selected Financial and Operating Data on page 20 should also be revised to disclose your pro forma earnings per share for the latest fiscal year and subsequent interim period presented giving effect to the changes in capitalization that will occur prior to the offering.

Response 14

The exercise of the Series A warrants to purchase Class C common shares, the conversion of all preference shares into Class C common shares and the conversion of all Class A, Class B and Class C common shares into new Class A and Class B common shares will occur upon the closing of the planned public offering. The discussion on pages 5 and 19 has been revised to clarify the timing of these transactions. The company has not included the pro forma share amounts because these amounts cannot be determined until a range of the share price and an estimate of the size of the offering have been determined. The company represents that it will file a pre-effective amendment, prior to circulating preliminary prospectuses, that will reflect the per share information.

The company has revised the disclosure to provide the following pro forma financial information:

•	earnings per share data giving effect to the recapitalization transaction and the acquisition of Roymar and TBS Shipping Services on the Summary Consolidated Financial and Operating Data on page 6,

•	as adjusted capitalization reflecting the change in capital structure in the Capitalization table on page 19,

•	a balance sheet as of December 31, 2004, giving effect to the recapitalization transaction on page 23,

•	a balance sheet as of December 31, 2004, giving effect to the acquisition of Roymar and TBS Shipping Services on page 22,

•	an income statement for the year ended December 31, 2004, giving effect to the recapitalization transactions on earnings per share data on page 25, and

•	an income statement for the year ended December 31, 2004, giving effect to acquisition of Roymar and TBS Shipping Services on page 24.

The company respectfully submits that it has not included a pro forma column on its audited balance sheet because it believes the unaudited pro forma consolidating financial information listed above provides investors with sufficient disclosure regarding the effects of the recapitalization transactions.

MD&A - Sale of Vessels and Purchase of Notes, page 24

Comment 15

We note on page 25 that you present a net (loss) income amount assuming certain transactions had not occurred, which is not presented in accordance with U.S. GAAP. We believe that because you had a loss from sale of vessels and a gain on extinguishment of debt during 2001, these items are recurring in nature and should not be deducted in arriving at an "adjusted net income (loss)" amount pursuant to Item 10(e)(ii)(B) of Regulation S-K. Please revise to delete the presentation of this non-GAAP measure from MD&A.

Response 15

Page 32 has been revised to delete the presentation of the non-GAAP measure.

Certain Relationships and Transactions, page 74

Comment 16

In the next amendment please revise to add a paragraph at the end of this section describing the procedures you will put in place prior to the offering to protect unaffiliated shareholders from the possibility of inappropriate transactions with affiliates.

Response 16

Page 85 has been revised to include a description of the procedures that the company will put in place to protect unaffiliated shareholders from the possibility of inappropriate transactions with affiliates.

Description of share capital, page 77

Comment 17

Please revise to include all the information required by Instruction 2 to Item 201 of Regulation S-K.

Response 17

The company respectfully submits that it has not reported a market price and has not declared or paid dividends on its common shares. Accordingly, it does not believe that any adjustment to market price or to declared or paid dividends to give retroactive effect to material changes to the company's share capital, is appropriate at this time.

Description of Credit Facilities, page 82

Comment 18

In the next amendment please revise the descriptions to disclose the percentages of interest above LIBOR for each facility.

Response 18

Pages 94 to 97 have been revised to disclose the percentages of interest above LIBOR for each facility. Note 11 on pages F-17 and F-18 has also been revised to disclose the percentages of interest above LIBOR.

Underwriting, page 89

Comment 19

Please advise us whether you will have a directed share program of any type. If so, include disclosure in the prospectus describing the program and the group it targets. Also, please provide us with all materials given to potential purchasers in the directed offering.

Response 19

The company represents that it will not have a directed share program of any type.

Material U.S. Income Tax Consequences, page 92

Comment 20

Please remove your reference to the tax opinion as a "summary" in the first paragraph of this section. Also remove the disclaimer, which appears on pages 92 and 94 that the tax discussion is "for general information only."

Response 20

Pages 104 and 106 have been revised to remove the reference and disclaimer as requested.

Comment 21

Replace the language stating investors "should consult" with their own tax advisor with language suggesting or encouraging them to do so.

Response 21

Pages 104 to 106 have been revised as requested.

Financial, Statements
Balance Sheet, Page F-3

Comment 22

We note from the Balance Sheet that you have an allowance related to claims receivables in 2003 and 2004. Please revise your registration statement to include the activity in this allowance on Schedule II. Additionally, please tell us and explain in the notes to your financial statements the nature of the claims for which the related receivable has been established. As part of your response and your revised disclosure, you should also explain why you believe realization of these claims is probable and recognition of the receivables is appropriate. In this regard, you should also explain why establishment of "allowances" has been required, if the receivables are expected to be realized. We may have further comment upon receipt of your response.

Response 22

The company has informed us that claims receivable represent claims made to third parties, primarily insurance companies, relating to damage to vessels. It determines whether realization of the net claims is probable based upon historical payments for similar claims and the current insurance coverage limits. It establishes an allowance for those claims that it deems doubtful based upon specific facts and circumstances. The company reports that the allowance established in 2003 and 2004 relates to a specific claim currently under consideration in a non-U.S. country.

Note 2 on page F-10 has been revised to explain the nature of claims for which the allowance related to claims receivables has been established, the basis of the company's determination that the allowance is required and the reasons that the company considers realization of the claims probable, but also deems the allowances to be required. Note 3 on page F-13 and Schedule II on page F-30 have been revised to include the activity in the claim allowance.

Statements of Operations, page F-4

Comment 23

We note that in December 2003 you sold several vessels and recognized a significant loss on the sale of those vessels. Please supplementally tell us why you were not required to recognize the loss prior to 2003 based on your impairment analysis for the assets.

Response 23

The company represents that it performed the required impairment analysis based upon undiscounted cash flow estimates at the vessel level, in accordance with Statement of Financial Accounting Standards 144. This resulted in an estimated undiscounted cash flows of $51.1 million, compared to the carrying value of $40.3 million. Accordingly, the company concluded that there was no impairment at December 31, 2002. The December 2003 sale and leaseback transaction involving seven vessels was entered into to raise funds for the buyback of debt from the bondholders. The aggregate selling price of the vessels was $31.5 million compared with a recorded value of $40.3 million. This, plus a $1.3 million commission paid on the sale, resulted in a loss of $10.1 million, which was recognized in 2003.

Notes to-the-Financial Statements
General

Comment 24

We note the discussion on pages 82 through 86 indicating that some of your new credit facilities contain restrictions regarding the Company's ability to pay dividends. Please revise the notes to the Company's financial statements to disclose the nature and significant terms of any dividend restrictions imposed by the new credit facilities. Refer to the requirements of Rule 4-08(e) of Regulation S-X. Also, revise your liquidity and capital resources section of MD&A to include a discussion of these dividend restrictions.

Response 24

The company represents that some of its debt instruments contain terms that prevent certain of its subsidiaries from paying dividends to the Company, which may restrict our ability to pay dividends on our common shares.

Note 11 on page F-19 has been revised to disclose the nature and significant terms of the restrictions imposed by the new credit facilities regarding the company's ability to pay dividends.

Note 2. Summary of Significant Accounting Policies, page F-8
- Impairment of Long-Lived Assets, page F-9

Comment 25

We note the disclosure indicating "Measurement of the impairment loss is based on the asset grouping, and is calculated based upon comparison of the fair value to the carrying value of the asset grouping". Please tell us and explain in the notes to your financial statements the "asset groupings" utilized in conducting your impairment analysis. If your impairment analysis is performed on other than an individual vessel basis, please explain why you believe the asset groupings used represent the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities as required by paragraph 10 of SFAS No. 144. Additionally, please tell us and revise to disclose in further detail the methods and significant assumptions used to determine the fair values of your long-lived assets for purposes of your impairment analysis. We may have further comment upon receipt of your response.

Response 25

The company represents that it measures impairment, based upon a triggering event, at the vessel level. Pages 41 and F-10 and F-11 have been revised to remove the reference to asset groupings.

The company notes that the fair value of its long-lived assets is determined by independent, third-party appraisals.

- Taxation, page F-9

Comment 26

We note the disclosure on page F-9 indicating that new regulations effective for taxable years beginning in fiscal 2005 for the Company, will likely subject the Company's U.S. source transportation income of controlled foreign corporations like TBS North America Liner, Ltd to be taxable in the US. Please revise MD&A to discuss the expected impact of the new regulations on the Company's future operating results. Refer to the requirements of Item 303(a)(3)(ii) of Regulation S-K.

Response 26

Page F-11 has been revised to reflect that the new regulations effective for taxable years beginning in fiscal 2005 discussed therein will not have a material impact on the company's future operating results because the company expects to be entitled to claim an exemption from U.S. income taxes. Accordingly, the company respectfully submits that the expected impact of the new regulations on the company's future operating results should not be discussed in MD&A.

Note 7. Advances to Affiliates, page F-13
Note 9. Advances from Affiliates, page F-13

Comment 27

Revise to disclose the nature of the Company's "affiliate" relationship with the various parties outlined in Notes 7 and 9 as required by paragraph 2 of SFAS No. 57.

Response 27

The term "affiliate" in Notes 7 and 9 refers to entities that are related by common shareholders, as disclosed in Note 16. Notes 7 and 9 on page F-14 have been revised to disclose the nature of the company's "affiliate" relationship with the various parties outlined therein. The company reports that the typical transaction between affiliated companies is to advance funds for the payment of management fees, commissions and consulting fees.

Note 11. Debt, page F-15

Comment 28

We note that in December 2003, debt with a face value of $36,177,716 was purchased for $33,804,226 and a gain was recognized in the amount of $2,373,490. However, we also note the disclosure that the bondholders accepted a discount on the debt based on the agreement of the Company to provide additional compensation based on certain earnings targets, of which $3,887,431 was accrued at December 31, 2003 and 2004. Please supplementally tell us the basis for recognizing a gain on the extinguishment of debt considering this additional payment required. Also, if an expense was recorded in 2003 to accrue the contingent payments, please tell us the line item in the income statement in which the expense was recorded. Additionally, please clarify MD&A to discuss the accounting for these contingent payments based on earnings targets.

Response 28

On December 19, 2003, the company reached an agreement with 94.77% of the existing bondholders to purchase $40,065,147 in face amount of outstanding notes for an aggregate purchase price of $37,391,691. The purchase price comprised a discounted amount of $33,804,226 and a contingent amount of $3,887,431, to be paid in June 2005 provided certain earnings targets were met. The company recognized a gain of $2,373,490 in the statement of operations, representing the difference between the face and purchase amounts of the notes. Calculation of the gain includes the contingent payment as part of the puchase amount. The company accrued a liability for the contingent payment when it reported its 2003 financial statements because it had become clear that the 2004 earnings targets would be met. Note 11 on page F-16 has been revised to more clearly described the transaction. Page 39 in MD&A has been revised to clarify the discussion of how the company accounted for the contingent payments.

Note 12. Shareholders' Equity, page F-12

Comment 29

Revise Note 12 to explain how the fair values of the mandatorily redeemable preference shares, the Class C common shares and the Series A, B, and C warrants issued in connection with the Company's emergence from bankruptcy were determined.

Response 29

Note 12 on page F-20 has been revised to provide an explanation of how the fair values of the mandatorily redeemable preference shares, the Class C common shares and the Series A, Series B and Series C warrants issued in connection with the company's emergence from bankruptcy were determined.

Comment 30

Please revise to clearly explain in Note 12 why the purchase of the Company's mandatorily redeemable preference shares by the Company's majority shareholders during 2004 resulted in an increase to paid in capital in the Company's consolidated financial statements.

Response 30

Note 12 on page F-21 has been revised to explain that the purchase of the company's mandatorily redeemable preference shares by the company's majority shareholders during 2004 resulted in an increase to paid in capital in the company's consolidated financial statements because those preference shares were redeemed from common shareholders.

The Company classified its mandatorily redeemable preference shares as a liability in accordance with Statements of Financial Accounting Standards No 150 during 2003. The extinguishment of a liability resulting in a gain or loss in accordance with Statements of Financial Accounting Standards No 140 generally must be recognized in the statement of operations. However, the company represents that this transaction was accounted for in accordance with Footnote 1 of APB 26, which indicates that extinguishment transactions between related parties should be accounted for as capital transactions. Since the extinguishment of the mandatorily redeemable preferred shares was with a related party, the gain on extinguishment was accounted for as additional paid in capital.

Note 15. Obligations under Capital Leases, page F-22

Comment 31.

We note that you disclose the depreciation expense and book value of the vessels held under capital leases. Please revise your disclosure to include the gross asset amounts and the related accumulated amortization of the vessels held under capital leases. See paragraphs 13 and 16 of SFAS No. 13.

Response 31

Note 15 on page F-24 has been revised to include the gross asset amounts and related accumulated amortization of the vessels held under capital leases.

Comment 32

We note your disclosure that you believe you will exercise your option to purchase the Comanche Belle based upon the underlying economies favoring purchase. Please revise your note to disclose the existence and terms of all material renewal or purchase options and escalation clauses on your capital leases. See paragraph 16(d) of SFAS No. 13.

Response 32

Note 15 on pages F-23 and F-24 has been revised to include the disclosure requested.

Note 16. Related Parties, page F-23

Comment 33

We note from your "Certain Relationships and Transactions" section on page 74, there are some related party transactions and relationships that are not included in Note 16 (John Bayley's ownership of TBS North America Liner, Ltd. and lease payments to Joseph Royce). Please revise your filing to include the nature of all related party relationships and transactions. See paragraph 2 of SFAS 57.

Response 33

Note 16 on page F-27 has been revised to include the disclosure requested.

Note 19. Earnings Per Share, Page F-27

Comment 34

Please revise Note 19 to disclose the number of outstanding warrants and other securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share during the various periods presented because to do so would have been anti-dilutive. Refer to the requirements of paragraph 40c of SFAS No. 128.

Response 34

Note 19 on page F-29 has been revised to include the disclosure requested. The company respectfully submits that the Series A, Series B and Series C warrants were not included in 2002 and 2003 diluted earnings per share computations because the effect would have been anti-dilutive. In addition, the conditions to the exercisability of the warrants had not been satisfied by the end of either such period.

Note 20. Commitments and Contingencies, page F-27
Leases, page F-27

Comment 35

Your operating lease commitments as disclosed in Note 20 to the financial statements are inconsistent with those disclosed in the table on page 33 of MD&A. Please reconcile and revise these disclosures.

Response 35

The company represents that the discrepancy between the operating lease commitments as disclosed in Note 20 on page F-29 and the statements in the table on page 40 of MD&A arises from the inclusion of short-term lease commitments of less than one year in the table on page 40. Short-term lease commitment of less than one year are excluded from the disclosure of minimum future lease payments in Note 20 on page F-29 pursuant to SFAS No. 13. Note 20 on page F-29 has been revised to reconcile the disclosure.

* * *

We believe the foregoing and Amendment No. 2 are responsive to your comments.

If you should have any questions or further comments with respect to the Registration Statement, please direct them to the undersigned at (212) 351-3920 or Andrew L. Fabens of my firm at (212) 351-4034. Facsimile transmissions may be sent to (212) 351-4035.

Very truly yours,
/s/ Steven R. Finley Steven R. Finley

SRF/ljy

cc:	Joseph E. Royce
TBS International Limited
Commerce Building
Chancery Lane
Hamilton HM 12, Bermuda

Gary J. Wolfe, Esq.
Robert E. Lustrin, Esq.
Seward & Kissel LLP
One Battery Park Plaza
New York, New York 10004